Related parties (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Short-term benefits	$ 8,061	$ 7,713
Other long-term benefits	457	116
Total	$ 8,518	$ 7,829